Other Assets - Activity in Allowance for Credit Losses (Details) - Customer portfolio segment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Activity in allowance for credit losses related to customer financing receivables, net
Balance at beginning of year	$ (52)	$ (71)	$ (50)
Benefits (provisions), net	4	8	(29)
Amounts written off as uncollectible	11	10	8
Balance at end of year	$ (37)	$ (52)	$ (71)